Note 3 - Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
3.	Revenue from contracts with customers

Disaggregated revenues are as follows:

	Year ended
	December 31
	2024	2023
Revenues

FirstService Residential	$2,134,469	$1,996,823
FirstService Brands company-owned operations	2,857,489	2,122,691
FirstService Brands franchisor	216,558	208,704
FirstService Brands franchise fee	8,378	6,330

The Company disaggregates revenue by segment. Within the FirstService Brands segment, the Company further disaggregates its company-owned operations revenue; these businesses primarily recognize revenue over time as they perform because of continuous transfer of control to the customer. As such, revenue is recognized based on the extent of progress towards completion of the performance obligation. The Company generally uses the percentage of completion method.

We believe this disaggregation best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors.

The Company’s backlog represents remaining performance obligations and is defined as contracted work yet to be performed. As at December 31, 2024, the aggregate amount of backlog was $924,803 (2023 - $838,335). The Company expects to recognize revenue on the majority of the remaining backlog over the next 12 months.

The majority of current unearned revenues as at December 31, 2023 was recognized into income during 2024.